Employee and Agent Benefits - Benefit Obligation and Funded Status (Details) - Other postretirement benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation
Benefit obligation at beginning of year	$ (58.6)	$ (79.2)
Interest cost	(2.8)	(1.9)	$ (1.8)
Actuarial gain (loss)	(3.0)	17.0
Participant contributions	(6.1)	(6.4)
Benefits paid	13.6	11.9
Benefit obligation at end of year	(56.9)	(58.6)	(79.2)
Change in plan assets
Fair value of plan assets at beginning of year	70.4	89.5
Actual return on plan assets	9.6	(15.0)
Employer contribution	1.5	1.4
Participant contributions	6.1	6.4
Benefits paid	(13.6)	(11.9)
Fair value of plan assets at end of year	74.0	70.4	$ 89.5
Amount recognized in statement of financial position
Amount recognized in other assets	17.1	11.8
Total assets (liabilities) recognized in statement of financial position	17.1	11.8
Amount recognized in accumulated other comprehensive income
Total net actuarial (gain) loss	(20.5)	(18.1)
Pre-tax accumulated other comprehensive (income) loss	$ (20.5)	$ (18.1)